Other income (expense), net (Details Textual) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares
Nonoperating Income (Expense), Total	$ 32,564,328	$ 11,638,843		$ 17,671,023
Dividend Income, Operating		$ 2,700,000
Yimeng [Member]
Stock Issued During Period, Shares, New Issues | shares		4.6	4.6	8.0	8.0
Proceeds from Issuance of Common Stock | ¥			¥ 64.3		¥ 126.0